Other Financial Liabilities (debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current debt:
Lease liabilities (a)	$ 3,692
Non-current debt:
Lease liabilities (a)	3,811
Less : Debt issuance cost	(3,124)	$ (4,126)
Total non-current financial liabilities	305,996	540,896
Sociedad Minera El Brocal S.A.A. [Member]
Current debt:
Lease liabilities (a)	8,855
Non-current debt:
Senior unsecured credit facility (a)	830,000	1,030,000
Lease liabilities (a)	76,944
Less : Debt issuance cost	(4,124)	(7,190)
Total non-current financial liabilities	902,820	1,022,810
Total other financial liabilities	$ 911,675	$ 1,022,810	$ 1,268,488